Events After the Reporting Date (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 21, 2024	Dec. 31, 2023	Dec. 31, 2022
Events After the Reporting Date [Line Items]
Provided sale (in Dollars)	$ 20,000
Commitment amount (in Dollars)	$ 20,000
Shares issued (in Shares)	925,159	706,683	261,494
Shareprice, percentage	97.00%
Prepaid advance (in Dollars)		$ 5,000
Accrued interest percentage		5.00%
Increasing per annum		18.00%
Installment payment percentage		10.00%
Payment premium percentage		5.00%
Payment commitment fee (in Dollars)		$ 200
SEPA [Member]
Events After the Reporting Date [Line Items]
Shares issued (in Shares)		55,293